Schedule of Equipment (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	$ 4,512,961	$ 3,220,016	$ 1,767,186
Property, plant and equipment net	24,837,073	24,314,455	14,845,470
Laboratory Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,761,701	7,431,988	5,205,346
Animal Facility [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,357,667	8,357,667	3,371,125
Animal Facility Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	1,143,213	1,253,879	1,003,629
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	916,224	4,608,778	6,729,673
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	8,758,850	5,700,364	185,971
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	192,683	135,593	96,693
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,219,696	$ 46,202	$ 20,219